Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade payables
Trade payables	$ 149,446	$ 131,307
Other payables
Other accounts payable	30,510	35,553
Classification by maturity:
Trade and other current payables	179,956	166,244
Trade and other non-current payables	0	616
Trade and other payables.	179,956	166,860
Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	57,351	57,097
Other payables
Other accounts payable	11,294	15,709
Classification by maturity:
Trade and other current payables	68,645	72,806
Sociedad Minera Cerro Verde S.A.A. [Member]
Trade payables
Accounts payable	207,625	252,865
Other payables
Other accounts payable	126,465	99,380
Classification by maturity:
Trade and other payables.	411,857	479,104
Domestic suppliers [Member]
Trade payables
Trade payables	149,305	131,278
Domestic suppliers [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	44,977	45,671
Related entities [Member]
Trade payables
Trade payables	141	29
Other payables
Other payables	328	51
Related entities [Member] | Minera Yanacocha SRL and subsidiary [Member]
Trade payables
Trade payables	12,374	11,426
Taxes payable [Member]
Other payables
Other payables	9,663	12,043
Remuneration and similar benefits payable [Member]
Other payables
Other payables	8,860	11,522
Remuneration and similar benefits payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	4,649	7,818
Other Taxes Payable [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	4,097	5,195
Interest Payable [Member]
Other payables
Other payables	3,020	5,318
Royalties payable to the Peruvian State [Member]
Other payables
Other payables	2,441	2,132
Royalties payable to the Peruvian State [Member] | Minera Yanacocha SRL and subsidiary [Member]
Other payables
Other payables	2,548	2,696
Hedge instruments accounts payables [Member]
Other payables
Other payables	1,569
Dividends payable [Member]
Other payables
Other payables	638	604
Other liability [Member]
Other payables
Other payables	3,991	3,883
Financial payables [Member]
Classification by maturity:
Trade and other payables.	167,852	152,686
Non financial payables [Member]
Classification by maturity:
Trade and other payables.	$ 12,104	$ 14,174